T. ROWE PRICE Retirement 2040 Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 8 .2%
T. Rowe Price Funds:
New Income Fund  638,197 35,359 85,103 60,573,452 589,985
International Bond Fund (USD
Hedged)  223,626 4,319 32,915 19,490,694 198,415
U.S. Treasury Long-Term Index
Fund  174,968 65,496 27,470 14,040,535 159,781
Dynamic Global Bond Fund  156,799 3,220 22,208 14,219,589 142,765
Emerging Markets Bond Fund  97,735 4,035 27,136 7,532,408 83,986
High Yield Fund  101,035 4,570 32,622 12,010,025 79,627
Floating Rate Fund  42,398 4,975 8,084 4,340,989 41,500
Total Bond Mutual Funds (Cost $ 1,283,666 ) 1,296,059
EQUITY MUTUAL FUNDS 90 .8%
T. Rowe Price Funds:
Value Fund  2,269,984 267,752 259,968 69,175,341 3,021,579
Growth Stock Fund (2) 2,722,469 111,760 500,468 27,476,432 2,731,982
Equity Index 500 Fund  1,168,325 352,996 317,274 14,459,178 1,457,919
International Value Equity Fund  935,479 80,389 141,201 77,391,635 1,143,848
Overseas Stock Fund  980,353 40,894 160,446 89,384,239 1,111,046
International Stock Fund  920,040 45,054 116,015 50,508,417 1,090,477
Emerging Markets Stock Fund  603,414 8,486 158,020 11,387,973 644,901
Mid-Cap Growth Fund  545,405 33,929 69,284 5,414,848 625,307
Mid-Cap Value Fund  458,153 41,629 65,142 18,168,453 583,389
Small-Cap Stock Fund  320,939 30,120 53,881 6,192,868 421,425
New Horizons Fund (2) 420,481 52,107 101,637 4,870,339 404,043
Small-Cap Value Fund  272,381 20,858 41,327 6,505,218 376,847
Real Assets Fund  256,798 71,361 37,739 27,215,279 352,710
U.S. Large-Cap Core Fund  62,273 95,001 9,349 5,692,061 176,055
Emerging Markets Discovery
Stock Fund  6,053 125,381 4,675 9,752,414 152,040
Total Equity Mutual Funds (Cost $ 8,650,071 ) 14,293,568

T. ROWE PRICE Retirement 2040 Fund

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0 .9%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 241,274 700,884 807,651 134,506,684 134,507
Total Short-Term Investments (Cost $ 134,507 ) 134,507
Total Investments in Securities 99.9%
(Cost $10,068,244) $ 15,724,134
Other Assets Less Liabilities 0.1% 8,908
Net Assets 100.0% $ 15,733,042
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2040 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 489 MSCI EAFE Index contracts 3/21 (52,910) $ (1,623)
Short, 470 Russell 2000 E-Mini Index contracts 3/21 (51,681) (6,718)
Short, 943 S&P 500 E-Mini Index contracts 3/21 (179,604) (7,201)
Net payments (receipts) of variation margin to date 17,178
Variation margin receivable (payable) on open futures contracts $ 1,636

T. ROWE PRICE Retirement 2040 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended
February 28, 2021. Net realized gain (loss), investment income, and change in net unrealized gain/
loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ 751 $ 4,954 $ 2,950
Emerging Markets Bond Fund (1,717) 9,352 3,857
Emerging Markets Discovery Stock Fund 1,970 25,281 956
Emerging Markets Stock Fund 45,320 191,021 7,396
Equity Index 500 Fund 65,676 253,872 21,620
Floating Rate Fund (275) 2,211 1,561
Growth Stock Fund 422,517 398,221 —
High Yield Fund 562 6,644 4,384
International Bond Fund (USD Hedged) 1,721 3,385 3,076
International Stock Fund 36,708 241,398 11,496
International Value Equity Fund 1,977 269,181 27,173
Mid-Cap Growth Fund 48,785 115,257 1,100
Mid-Cap Value Fund 18,005 148,749 8,885
New Horizons Fund 101,291 33,092 —
New Income Fund 8,144 1,532 12,479
Overseas Stock Fund 21,012 250,245 22,277
Real Assets Fund 4,341 62,290 6,601
Small-Cap Stock Fund 22,543 124,247 2,255
Small-Cap Value Fund 10,594 124,935 3,080
U.S. Large-Cap Core Fund 2,916 28,130 1,684
U.S. Treasury Long-Term Index Fund 30,152 (53,213) 2,362
Value Fund 114,552 743,811 42,815
U.S. Treasury Money Fund, 0.09% — — 162
Totals $ 957,545 # $ 2,984,595 $ 188,169 +
 0.00 `0.00 `0.00
# Capital gain distributions from mutual funds represented $325,729 of the net realized gain
(loss).
+ Investment income comprised $188,169 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2040 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2040 Fund  (the fund)  is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement 2040 Fund

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F143-054Q3 02/21